Subsequent Events - Additional Information (Detail) - XL Hybrids, Inc [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Proceeds from the issuance of subordinated convertible promissory notes			$ 8,100	$ 10,000	$ 10,000
Number of securities called by warrants			1,405,888
Exercise price of warrants			$ 0.6046
Subordinated Convertible Promissory Notes [Member]
Percentage of redemption premium due on debt instruments					100.00%
Subsequent Event [Member]
Proceeds from the issuance of subordinated convertible promissory notes		$ 13,000
Debt instrument, conversion price, percentage of principal amount converted		80.00%
Number of securities called by warrants			1,405,888
Exercise price of warrants			$ 0.6046
Subsequent Event [Member] | Subordinated Convertible Promissory Notes [Member]
Debt instrument face value		$ 8,100
Subsequent Event [Member] | Payroll Protection Program Loan [Member]
Proceeds from long term loan	$ 1,100